Financial Instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of internal credit grades [line items]
Cash and demand deposits	$ 1,548	$ 3,604
Accounts Payable and Accrued Liabilities [Member]
Disclosure of internal credit grades [line items]
Cash and demand deposits	(298)	(391)
Accounts and other receivable [Member]
Disclosure of internal credit grades [line items]
Cash and demand deposits	510	972
Cash and Cash Equivalents [Member]
Disclosure of internal credit grades [line items]
Cash and demand deposits	$ 1,336	$ 3,023